Fair Value Measurements (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Initial public offering (in Dollars)		$ 176,759	$ 176,759
Dividend yield		0.00%	0.00%
Volatility		2.50%	11.80%
Term (in years)		4 years 9 months	4 years 6 months
Exercise price (in Dollars per share)			$ 11.5
Risk-free rate		3.01%	1.19%
Amount of fair value (in Dollars)		$ 61,865	$ 170,867
Fair value of warrant liability (in Dollars)	$ 41,244	$ 109,002	5,892
Long-Term Debt, Fair Value (in Dollars)			$ 170,867
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Term (in years)			4 years 6 months
Private Placement [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Black-Scholes Pricing Model [Member]
Fair Value Measurements (Details) [Line Items]
Dividend yield		0.00%	0.00%
Volatility		13.50%	13.50%
Term (in years)		5 years
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Risk-free rate		0.81%	0.81%
Black-Scholes Pricing Model [Member] | Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Term (in years)			5 years